CENTURION FUNDS, INC.
on behalf of the
Centurion U.S. Equity Fund
Centurion International Equity Fund
Centurion U.S. Contra Fund
Centurion International Contra Fund


Supplement to the Prospectus and
Statement of Additional Information
each dated December 4, 1998


The following supersedes certain information contained in the Prospectus and Statement of Additional Information of the Funds listed above:

The Board of Directors of Mutual Management Corp. ("MMC"), each Fund's investment manager and/or administrator, has voted to change the name of MMC to SSBC Fund Management Inc. effective
February 23, 1999.




Dated:  May 25, 1999